UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tax Managed Stock
Fund

July 31, 2009

1.804882.105

TMG-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	7,700	$ 249,403
P.F. Chang's China Bistro, Inc. (a)(c)	15,900	539,169
Wyndham Worldwide Corp.	20,000	279,000
		1,067,572
Household Durables - 0.8%
La-Z-Boy, Inc.	50,000	338,500
Tempur-Pedic International, Inc.	17,700	262,491
Whirlpool Corp.	4,700	268,323
		869,314
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(c)	4,600	596,252
Media - 0.5%
McGraw-Hill Companies, Inc.	10,000	313,500
Virgin Media, Inc.	20,000	209,000
		522,500
Multiline Retail - 0.6%
Macy's, Inc.	20,000	278,200
Target Corp.	7,000	305,340
		583,540
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	5,000	231,150
AutoZone, Inc. (a)	7,300	1,121,061
Genesco, Inc. (a)	21,300	462,636
Jos. A. Bank Clothiers, Inc. (a)	12,000	439,080
Signet Jewelers Ltd.	26,500	585,120
		2,839,047
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	10,000	295,900
FGX International Ltd. (a)	54,800	723,908
G-III Apparel Group Ltd. (a)	45,600	551,304
Hanesbrands, Inc. (a)	29,000	577,100
Phillips-Van Heusen Corp.	17,700	626,226
Polo Ralph Lauren Corp. Class A	13,400	844,870
		3,619,308
TOTAL CONSUMER DISCRETIONARY		10,097,533
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.2%
Beverages - 3.5%
Coca-Cola Enterprises, Inc.	61,400	$ 1,153,706
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,398,784
Molson Coors Brewing Co. Class B	23,700	1,071,477
		3,623,967
Food & Staples Retailing - 2.1%
Kroger Co.	70,000	1,496,600
The Pantry, Inc. (a)	40,000	702,000
		2,198,600
Food Products - 4.4%
Archer Daniels Midland Co.	37,000	1,114,440
Bunge Ltd.	15,000	1,049,550
Corn Products International, Inc.	35,000	980,000
TreeHouse Foods, Inc. (a)	16,400	532,180
Tyson Foods, Inc. Class A	76,600	875,538
		4,551,708
Household Products - 0.6%
Kimberly-Clark Corp.	10,900	637,105
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	25,000	450,250
Tobacco - 1.1%
Lorillard, Inc.	15,000	1,105,800
TOTAL CONSUMER STAPLES		12,567,430
ENERGY - 12.0%
Energy Equipment & Services - 4.1%
Noble Corp.	58,400	1,977,424
Transocean Ltd. (a)	28,000	2,231,320
		4,208,744
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	33,000	2,292,510
Holly Corp.	24,700	525,369
Marathon Oil Corp.	105,000	3,386,250
Petro-Canada	5,000	206,479
Southern Union Co.	60,000	1,162,800
Sunoco, Inc.	24,000	592,560
		8,165,968
TOTAL ENERGY		12,374,712
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.8%
Capital Markets - 4.4%
BlackRock, Inc. Class A	1,500	$ 285,810
Goldman Sachs Group, Inc.	17,300	2,825,090
Morgan Stanley	40,400	1,151,400
Waddell & Reed Financial, Inc. Class A	10,000	283,700
		4,546,000
Consumer Finance - 0.4%
Discover Financial Services	32,700	388,476
Diversified Financial Services - 3.2%
Bank of America Corp.	75,000	1,109,250
Fifth Street Finance Corp.	18,200	188,370
IntercontinentalExchange, Inc. (a)	2,322	218,407
JPMorgan Chase & Co.	45,000	1,739,250
		3,255,277
Insurance - 4.1%
Platinum Underwriters Holdings Ltd.	12,200	411,750
The Travelers Companies, Inc.	88,000	3,790,160
		4,201,910
Real Estate Investment Trusts - 0.5%
ProLogis Trust	57,400	504,546
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (a)	20,000	260,400
TOTAL FINANCIALS		13,156,609
HEALTH CARE - 14.0%
Biotechnology - 0.8%
PDL BioPharma, Inc.	94,500	777,735
Health Care Equipment & Supplies - 1.7%
Cooper Companies, Inc.	24,000	658,560
Hospira, Inc. (a)	27,000	1,037,610
		1,696,170
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	51,900	1,023,468
CIGNA Corp.	10,000	284,000
Community Health Systems, Inc. (a)	20,000	566,400
Health Management Associates, Inc. Class A (a)	101,100	609,633
Humana, Inc. (a)	18,300	601,155
LifePoint Hospitals, Inc. (a)	11,900	329,154
McKesson Corp.	5,000	255,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	10,000	$ 280,600
Universal Health Services, Inc. Class B	5,000	278,050
		4,228,210
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	10,000	452,800
Pharmaceuticals - 7.0%
Endo Pharmaceuticals Holdings, Inc. (a)	15,900	334,059
King Pharmaceuticals, Inc. (a)	156,700	1,421,269
Mylan, Inc. (a)(c)	27,000	356,130
Pfizer, Inc.	258,000	4,109,938
Sepracor, Inc. (a)	15,000	260,250
Watson Pharmaceuticals, Inc. (a)	21,000	729,330
		7,210,976
TOTAL HEALTH CARE		14,365,891
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.7%
Goodrich Corp.	12,000	616,320
Honeywell International, Inc.	18,000	624,600
Precision Castparts Corp.	7,000	558,670
United Technologies Corp.	17,500	953,225
		2,752,815
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	15,700	244,449
Airlines - 0.7%
Allegiant Travel Co. (a)(c)	17,000	736,270
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	4,400	144,980
Thomas & Betts Corp. (a)	12,000	319,680
		464,660
Industrial Conglomerates - 2.4%
Siemens AG sponsored ADR	15,000	1,192,200
Tyco International Ltd.	42,725	1,291,150
		2,483,350
Machinery - 2.1%
Navistar International Corp. (a)	24,000	948,960
Oshkosh Co.	45,000	1,235,250
		2,184,210
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	20,000	$ 493,800
TOTAL INDUSTRIALS		9,359,554
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 3.1%
3Com Corp. (a)	50,000	188,500
ADC Telecommunications, Inc. (a)	64,000	465,920
CommScope, Inc. (a)	10,300	263,680
Tellabs, Inc. (a)	305,000	1,769,000
ViaSat, Inc. (a)	18,000	486,000
		3,173,100
Computers & Peripherals - 5.1%
Hewlett-Packard Co.	78,800	3,412,040
Western Digital Corp. (a)	60,000	1,815,000
		5,227,040
Electronic Equipment & Components - 1.0%
Avnet, Inc. (a)	12,500	305,000
Ingram Micro, Inc. Class A (a)	15,100	253,982
SYNNEX Corp. (a)	9,000	255,780
Tyco Electronics Ltd.	13,000	279,110
		1,093,872
IT Services - 2.3%
Computer Sciences Corp. (a)	10,000	481,700
Fidelity National Information Services, Inc.	66,000	1,545,720
Metavante Technologies, Inc. (a)	10,000	308,000
		2,335,420
Semiconductors & Semiconductor Equipment - 0.8%
Fairchild Semiconductor International, Inc. (a)	17,831	157,448
Skyworks Solutions, Inc. (a)	60,000	724,800
		882,248
Software - 3.8%
Citrix Systems, Inc. (a)	16,000	569,600
Sybase, Inc. (a)	82,292	2,946,054
Synopsys, Inc. (a)	20,000	399,600
		3,915,254
TOTAL INFORMATION TECHNOLOGY		16,626,934
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 0.7%
Terra Industries, Inc.	24,000	$ 699,840
Containers & Packaging - 2.0%
Ball Corp.	5,000	241,800
Owens-Illinois, Inc. (a)	20,000	678,800
Rock-Tenn Co. Class A	25,000	1,124,000
		2,044,600
TOTAL MATERIALS		2,744,440
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.3%
Qwest Communications International, Inc.	84,000	324,240
Verizon Communications, Inc.	63,000	2,020,410
		2,344,650
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	270,000	1,080,000
TOTAL TELECOMMUNICATION SERVICES		3,424,650
UTILITIES - 4.3%
Gas Utilities - 0.2%
Energen Corp.	6,000	247,920
Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	20,000	574,000
NRG Energy, Inc. (a)	40,000	1,088,400
		1,662,400
Multi-Utilities - 2.5%
CMS Energy Corp.	145,000	1,876,300
Sempra Energy	13,000	681,590
		2,557,890
TOTAL UTILITIES		4,468,210
TOTAL COMMON STOCKS (Cost $90,374,583)		99,185,963
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 8/6/09 to 8/20/09 (d) (Cost $499,972)	$ 500,000	$ 499,981
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.37% (e)	3,064,458	3,064,458
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	2,138,050	2,138,050
TOTAL MONEY MARKET FUNDS (Cost $5,202,508)		5,202,508
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $96,077,063)		104,888,452
NET OTHER ASSETS - (1.8)%		(1,853,282)
NET ASSETS - 100%		$ 103,035,170
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
62 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 3,051,640	$ 27,855

The face value of futures purchased as a percentage of net assets - 3%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,992.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,217
Fidelity Securities Lending Cash Central Fund	10,517
Total	$ 33,734
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,097,533	$ 10,097,533	$ -	$ -
Consumer Staples	12,567,430	12,567,430	-	-
Energy	12,374,712	12,374,712	-	-
Financials	13,156,609	13,156,609	-	-
Health Care	14,365,891	14,365,891	-	-
Industrials	9,359,554	9,359,554	-	-
Information Technology	16,626,934	16,626,934	-	-
Materials	2,744,440	2,744,440	-	-
Telecommunication Services	3,424,650	3,424,650	-	-
Utilities	4,468,210	4,468,210	-	-
Money Market Funds	5,202,508	5,202,508	-	-
U.S. Government and Government Agency Obligations	499,981	-	499,981	-
Total Investments in Securities:	$ 104,888,452	$ 104,388,471	$ 499,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 27,855	$ 27,855	$ -	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $96,320,002. Net unrealized appreciation aggregated $8,568,450, of which $11,410,794 related to appreciated investment securities and $2,842,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.804830.105

ATMG-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	7,700	$ 249,403
P.F. Chang's China Bistro, Inc. (a)(c)	15,900	539,169
Wyndham Worldwide Corp.	20,000	279,000
		1,067,572
Household Durables - 0.8%
La-Z-Boy, Inc.	50,000	338,500
Tempur-Pedic International, Inc.	17,700	262,491
Whirlpool Corp.	4,700	268,323
		869,314
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(c)	4,600	596,252
Media - 0.5%
McGraw-Hill Companies, Inc.	10,000	313,500
Virgin Media, Inc.	20,000	209,000
		522,500
Multiline Retail - 0.6%
Macy's, Inc.	20,000	278,200
Target Corp.	7,000	305,340
		583,540
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	5,000	231,150
AutoZone, Inc. (a)	7,300	1,121,061
Genesco, Inc. (a)	21,300	462,636
Jos. A. Bank Clothiers, Inc. (a)	12,000	439,080
Signet Jewelers Ltd.	26,500	585,120
		2,839,047
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	10,000	295,900
FGX International Ltd. (a)	54,800	723,908
G-III Apparel Group Ltd. (a)	45,600	551,304
Hanesbrands, Inc. (a)	29,000	577,100
Phillips-Van Heusen Corp.	17,700	626,226
Polo Ralph Lauren Corp. Class A	13,400	844,870
		3,619,308
TOTAL CONSUMER DISCRETIONARY		10,097,533
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.2%
Beverages - 3.5%
Coca-Cola Enterprises, Inc.	61,400	$ 1,153,706
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,398,784
Molson Coors Brewing Co. Class B	23,700	1,071,477
		3,623,967
Food & Staples Retailing - 2.1%
Kroger Co.	70,000	1,496,600
The Pantry, Inc. (a)	40,000	702,000
		2,198,600
Food Products - 4.4%
Archer Daniels Midland Co.	37,000	1,114,440
Bunge Ltd.	15,000	1,049,550
Corn Products International, Inc.	35,000	980,000
TreeHouse Foods, Inc. (a)	16,400	532,180
Tyson Foods, Inc. Class A	76,600	875,538
		4,551,708
Household Products - 0.6%
Kimberly-Clark Corp.	10,900	637,105
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	25,000	450,250
Tobacco - 1.1%
Lorillard, Inc.	15,000	1,105,800
TOTAL CONSUMER STAPLES		12,567,430
ENERGY - 12.0%
Energy Equipment & Services - 4.1%
Noble Corp.	58,400	1,977,424
Transocean Ltd. (a)	28,000	2,231,320
		4,208,744
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	33,000	2,292,510
Holly Corp.	24,700	525,369
Marathon Oil Corp.	105,000	3,386,250
Petro-Canada	5,000	206,479
Southern Union Co.	60,000	1,162,800
Sunoco, Inc.	24,000	592,560
		8,165,968
TOTAL ENERGY		12,374,712
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.8%
Capital Markets - 4.4%
BlackRock, Inc. Class A	1,500	$ 285,810
Goldman Sachs Group, Inc.	17,300	2,825,090
Morgan Stanley	40,400	1,151,400
Waddell & Reed Financial, Inc. Class A	10,000	283,700
		4,546,000
Consumer Finance - 0.4%
Discover Financial Services	32,700	388,476
Diversified Financial Services - 3.2%
Bank of America Corp.	75,000	1,109,250
Fifth Street Finance Corp.	18,200	188,370
IntercontinentalExchange, Inc. (a)	2,322	218,407
JPMorgan Chase & Co.	45,000	1,739,250
		3,255,277
Insurance - 4.1%
Platinum Underwriters Holdings Ltd.	12,200	411,750
The Travelers Companies, Inc.	88,000	3,790,160
		4,201,910
Real Estate Investment Trusts - 0.5%
ProLogis Trust	57,400	504,546
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (a)	20,000	260,400
TOTAL FINANCIALS		13,156,609
HEALTH CARE - 14.0%
Biotechnology - 0.8%
PDL BioPharma, Inc.	94,500	777,735
Health Care Equipment & Supplies - 1.7%
Cooper Companies, Inc.	24,000	658,560
Hospira, Inc. (a)	27,000	1,037,610
		1,696,170
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	51,900	1,023,468
CIGNA Corp.	10,000	284,000
Community Health Systems, Inc. (a)	20,000	566,400
Health Management Associates, Inc. Class A (a)	101,100	609,633
Humana, Inc. (a)	18,300	601,155
LifePoint Hospitals, Inc. (a)	11,900	329,154
McKesson Corp.	5,000	255,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	10,000	$ 280,600
Universal Health Services, Inc. Class B	5,000	278,050
		4,228,210
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	10,000	452,800
Pharmaceuticals - 7.0%
Endo Pharmaceuticals Holdings, Inc. (a)	15,900	334,059
King Pharmaceuticals, Inc. (a)	156,700	1,421,269
Mylan, Inc. (a)(c)	27,000	356,130
Pfizer, Inc.	258,000	4,109,938
Sepracor, Inc. (a)	15,000	260,250
Watson Pharmaceuticals, Inc. (a)	21,000	729,330
		7,210,976
TOTAL HEALTH CARE		14,365,891
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.7%
Goodrich Corp.	12,000	616,320
Honeywell International, Inc.	18,000	624,600
Precision Castparts Corp.	7,000	558,670
United Technologies Corp.	17,500	953,225
		2,752,815
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	15,700	244,449
Airlines - 0.7%
Allegiant Travel Co. (a)(c)	17,000	736,270
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	4,400	144,980
Thomas & Betts Corp. (a)	12,000	319,680
		464,660
Industrial Conglomerates - 2.4%
Siemens AG sponsored ADR	15,000	1,192,200
Tyco International Ltd.	42,725	1,291,150
		2,483,350
Machinery - 2.1%
Navistar International Corp. (a)	24,000	948,960
Oshkosh Co.	45,000	1,235,250
		2,184,210
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	20,000	$ 493,800
TOTAL INDUSTRIALS		9,359,554
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 3.1%
3Com Corp. (a)	50,000	188,500
ADC Telecommunications, Inc. (a)	64,000	465,920
CommScope, Inc. (a)	10,300	263,680
Tellabs, Inc. (a)	305,000	1,769,000
ViaSat, Inc. (a)	18,000	486,000
		3,173,100
Computers & Peripherals - 5.1%
Hewlett-Packard Co.	78,800	3,412,040
Western Digital Corp. (a)	60,000	1,815,000
		5,227,040
Electronic Equipment & Components - 1.0%
Avnet, Inc. (a)	12,500	305,000
Ingram Micro, Inc. Class A (a)	15,100	253,982
SYNNEX Corp. (a)	9,000	255,780
Tyco Electronics Ltd.	13,000	279,110
		1,093,872
IT Services - 2.3%
Computer Sciences Corp. (a)	10,000	481,700
Fidelity National Information Services, Inc.	66,000	1,545,720
Metavante Technologies, Inc. (a)	10,000	308,000
		2,335,420
Semiconductors & Semiconductor Equipment - 0.8%
Fairchild Semiconductor International, Inc. (a)	17,831	157,448
Skyworks Solutions, Inc. (a)	60,000	724,800
		882,248
Software - 3.8%
Citrix Systems, Inc. (a)	16,000	569,600
Sybase, Inc. (a)	82,292	2,946,054
Synopsys, Inc. (a)	20,000	399,600
		3,915,254
TOTAL INFORMATION TECHNOLOGY		16,626,934
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 0.7%
Terra Industries, Inc.	24,000	$ 699,840
Containers & Packaging - 2.0%
Ball Corp.	5,000	241,800
Owens-Illinois, Inc. (a)	20,000	678,800
Rock-Tenn Co. Class A	25,000	1,124,000
		2,044,600
TOTAL MATERIALS		2,744,440
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.3%
Qwest Communications International, Inc.	84,000	324,240
Verizon Communications, Inc.	63,000	2,020,410
		2,344,650
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	270,000	1,080,000
TOTAL TELECOMMUNICATION SERVICES		3,424,650
UTILITIES - 4.3%
Gas Utilities - 0.2%
Energen Corp.	6,000	247,920
Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	20,000	574,000
NRG Energy, Inc. (a)	40,000	1,088,400
		1,662,400
Multi-Utilities - 2.5%
CMS Energy Corp.	145,000	1,876,300
Sempra Energy	13,000	681,590
		2,557,890
TOTAL UTILITIES		4,468,210
TOTAL COMMON STOCKS (Cost $90,374,583)		99,185,963
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 8/6/09 to 8/20/09 (d) (Cost $499,972)	$ 500,000	$ 499,981
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.37% (e)	3,064,458	3,064,458
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	2,138,050	2,138,050
TOTAL MONEY MARKET FUNDS (Cost $5,202,508)		5,202,508
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $96,077,063)		104,888,452
NET OTHER ASSETS - (1.8)%		(1,853,282)
NET ASSETS - 100%		$ 103,035,170
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
62 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 3,051,640	$ 27,855

The face value of futures purchased as a percentage of net assets - 3%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,992.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,217
Fidelity Securities Lending Cash Central Fund	10,517
Total	$ 33,734
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,097,533	$ 10,097,533	$ -	$ -
Consumer Staples	12,567,430	12,567,430	-	-
Energy	12,374,712	12,374,712	-	-
Financials	13,156,609	13,156,609	-	-
Health Care	14,365,891	14,365,891	-	-
Industrials	9,359,554	9,359,554	-	-
Information Technology	16,626,934	16,626,934	-	-
Materials	2,744,440	2,744,440	-	-
Telecommunication Services	3,424,650	3,424,650	-	-
Utilities	4,468,210	4,468,210	-	-
Money Market Funds	5,202,508	5,202,508	-	-
U.S. Government and Government Agency Obligations	499,981	-	499,981	-
Total Investments in Securities:	$ 104,888,452	$ 104,388,471	$ 499,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 27,855	$ 27,855	$ -	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $96,320,002. Net unrealized appreciation aggregated $8,568,450, of which $11,410,794 related to appreciated investment securities and $2,842,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009